Filed under Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Small-Cap Fund (the “Fund”)

Supplement dated December 30, 2015, to the Fund’s Prospectus dated March 2, 2015, as supplemented and amended

The following changes are effective immediately:

On page 5 of the prospectus, in the section entitled “Important Additional Information – Investment Manager and Subadviser,” the portfolio manager disclosure with respect to the portfolio managers for the Fund’s Index Sleeve is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Index Sleeve Since	Title
Timothy Campion	2014	Lead Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2014	Co-Portfolio Manager, Senior Vice President at SunAmerica
Jane Bayar	2015	Co-Portfolio Manager

In addition, on page 23 of the prospectus, in the section entitled “Fund Management – Portfolio Managers,” the information with respect to Kara Murphy is hereby deleted in its entirety and replaced with the following:

Sleeve	Name, Title and Affiliation of Portfolio Manager	Experience
Index Sleeve	Jane Bayar, Co-Portfolio Manager (SunAmerica)	Ms. Bayar joined SunAmerica in 2004. Previously at SunAmerica, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118SMC_2-15

Filed under Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Small-Cap Fund (the “Fund”)

Supplement dated December 30, 2015, to the Fund’s Statement of Additional Information (“SAI”)

dated March 2, 2015, as supplemented and amended

In the section entitled “Other Accounts Managed by the Portfolio Managers,” the information in the table on page 48 of the SAI with respect to Kara Murphy is hereby deleted in its entirety and replaced with the following:

			Number of Other Accounts Managed and Total Assets by Account*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Sleeve	Adviser/ Subadviser	Portfolio Manager	RICs	OPIs	OAs	RICs	OPIs	OAs
Index Sleeve	SunAmerica	Jane Bayar	–	–	–	–	–	–

*	As of September 30, 2015

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118SMC_2-15